Investment Properties (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Investment properties, beginning	R$ 46,678	R$ 46,726
Depreciation	(12)	(12)
Investment properties, ending	R$ 46,666	R$ 46,714